Note 6 - Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

5. Stock-Based Compensation

On August 26, 2011, the Company’s stockholders approved and adopted the PositiveID Corporation 2011 Stock Incentive Plan (the “2011 Plan”). The 2011 Plan provides for awards of incentive stock options, nonqualified stock options, restricted stock awards, performance units, performance shares, SARs and other stock-based awards to employees and consultants. Under the 2011 Plan, up to 1 million shares of common stock may be granted pursuant to awards.

A summary of option activity under the Company’s stock incentive plans as of September 30, 2013, and changes during the nine months then ended is presented below (in thousands, except per share amounts):

	Number of Options	Weighted Average Exercise Price Per Share
Outstanding at January 1, 2013	429	$15.50
Granted	—	$—
Exercised	—	$—
Forfeited	(20)	$135.39
Outstanding at September 30, 2013	409	$9.67
Exercisable at September 30, 2013	376	$10.44

The Black-Scholes model, which the Company uses to determine compensation expense, requires the Company to make several key judgments including:

●	the value of the Company’s common stock;
●	the expected life of issued stock options;
●	the expected volatility of the Company’s stock price;
●	the expected dividend yield to be realized over the life of the stock option; and
●	the risk-free interest rate over the expected life of the stock options.

 The Company’s computation of the expected life of issued stock options was determined based on historical experience of similar awards giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations about employees’ future length of service. The interest rate was based on the U.S. Treasury yield curve in effect at the time of grant. The computation of volatility was based on the historical volatility of the Company’s common stock.

A summary of restricted stock outstanding under the Company’s stock incentive plans as of September 30, 2013 and changes during the nine months then ended is presented below (in thousands):

Unvested at January 1, 2013	215
Issued	180
Vested	(95)
Forfeited	—
Unvested at September 30, 2013	300

Additionally, the Company has 2,976,434 unvested restricted shares outstanding, not issued under stock incentive plans, which have been issued to employees, directors, and consultants. These restricted shares vest between October 1, 2013 and January 1, 2016.

The Company recorded an expense related to stock options and restricted stock issued to employees and advisors of approximately $158,000 and $376,000 for the three months ended September 30, 2013 and 2012, respectively and $607,000 and $1,135,000 to the nine months ended September 30, 2013 and 2012, respectively.

On September 30, 2013, the board of directors of the Company agreed to satisfy $413,000 of accrued compensation owed to its directors, officers and management through a liability reduction plan. Under this plan the Company’s management and board agreed to accept PositiveID Corporation Series I Convertible Preferred Stock (the “Series I Preferred Stock”), in settlement of accrued compensation (see Note 8).

As of September 30, 2013 the Company had $1.0 million of unamortized compensation related to stock option and restricted share grants. This compensation will be amortized as an operating expense over the remainder of 2013, and the years ended December 31, 2014 and 2015.

6.   Stockholders’ Equity

Authorized Common Stock

As of December 31, 2011, the Company was authorized to issue 70 million shares of common stock, $0.01 par value. On January 27, 2012, the Company’s stockholders approved an increase in the number of authorized shares of common stock of the Company from 70 million shares to 175 million shares. On May 31, 2012, the Company’s stockholders approved a further increase in the number of authorized shares of common stock of the Company from 175 million shares to 470 million shares.

On March 11, 2013, the Company issued a proxy statement soliciting stockholder approval authorizing to Board of Directors to effect a reverse stock split of our common stock at a ratio in the range of 1-for-10 to 1-for-25.

Stock Option Plans

On November 10, 2009, the Company adopted the VeriChip 2009 Stock Incentive Plan (the “VeriChip 2009 Plan”). Under the VeriChip 2009 Plan, the number of shares for which options, SARs or performance shares may be granted is 8.0 million. As of December 31, 2012, approximately 7.9 million options and shares have been granted under the VeriChip 2009 Plan. As of December 31, 2012, 56,000 remaining shares may be granted under the VeriChip 2009 Plan.

On August 26, 2011, the Company’s stockholders approved and adopted the PositiveID Corporation 2011 Stock Incentive Plan (the “2011 Plan”). The 2011 Plan provides for awards of incentive stock options, nonqualified stock options, restricted stock awards, performance units, performance shares, SARs and other stock-based awards to employees and consultants. As of December 31, 2012, approximately 21 million options and shares have been granted under the 2011 Plan, and approximately 3.9 million remaining shares may be granted under the 2011 Plan. Awards to employees under the Company’s stock option plans generally vest over a two-year period, with pro-rata vesting upon the anniversary of the grant. Awards of options have a maximum term of ten years and the Company generally issues new shares upon exercise.

In addition, as of December 31, 2012, 11.5 million warrants to purchase the Company’s common stock have been granted outside of the Company’s plans, which remain outstanding as of December 31, 2012. These warrants were granted at exercise prices ranging from $0.23 to $0.88 per share, are fully vested and are exercisable for a period from seven to nine years.

On November 10, 2009, the Company assumed all of Steel Vault Corporation’s (“Steel Vault”) obligations under the SysComm International Corporation 2001 Flexible Stock Plan, as amended and restated, and each option outstanding thereunder, provided that the obligation to issue shares of the Company’s common stock, as adjusted to reflect the exchange ratio set forth in the merger with Steel Vault, was substituted for the obligation to issue shares of Steel Vault common stock.  On November 10, 2009, pursuant to the merger with Steel Vault, approximately 6.7 million outstanding Steel Vault options were converted into 3.3 million Company options. These options were granted at exercise prices ranging from $0.36 to $2.00 per share, are fully vested and are exercisable for a period up to ten years from the vesting date.

A summary of option activity under the Company’s option plans for the years ended December 31, 2012 and 2011 is as follows (in thousands, except per share amounts):

	2012		2011
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding on January 1	4,148	$1.60	3,216	$2.03
Granted	7,065	$0.04	1,285	$0.24
Exercised	—	$—	—	$—
Forfeited	(481)	$0.57	(353)	$0.60
Outstanding at end of year	10,732	$0.63	4,148	$1.60
Exercisable at end of year	5,518	$1.17	2,899	$2.18
Shares available for grant at end of year	6,584		5,191

The following table summarizes information about stock options at December 31, 2012 (in thousands, except weighted-average amounts):

			Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices			Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$0.00	to	$0.36	8,969	10.0	$0.09	3,754	$0.17
$0.37	to	$0.62	816	7.1	$0.41	816	$0.41
$0.68	to	$1.99	170	3.6	$1.10	170	$1.1
$2.00	to	$5.75	348	4.6	$5.59	348	$5.59
Above $5.75			429	2.1	$7.78	429	$7.78
			10,732	9.2	$0.63	5,517	$1.17
Vested options			5,518	8.0	$1.17

The weighted average per share fair value of grants made in 2012 and 2011 under the Company’s incentive plans was $0.04 and $0.24, respectively.

There are inherent uncertainties in making estimates about forecasts of future operating results and identifying comparable companies and transactions that may be indicative of the fair value of the Company’s securities. The Company believes that the estimates of the fair value of its common stock options at each option grant date were reasonable under the circumstances.

The Black-Scholes model, which the Company uses to estimate the fair value of the options it grants, requires the Company to make several key judgments including:

●	the value of the Company’s common stock;

●	the expected life of issued stock options;

●	the expected volatility of the Company’s stock price;

●	the expected dividend yield to be realized over the life of the stock option; and

●	the risk-free interest rate over the expected life of the stock options.

The Company’s computation of the expected life of issued stock options was determined based on historical experience of similar awards giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations about employees’ future length of service. The interest rate was based on the U.S. Treasury yield curve in effect at the time of grant. The computation of volatility was based on the historical volatility of the Company’s common stock.

The fair values of the options granted were estimated on the grant date using the Black-Scholes valuation model based on the following weighted-average assumptions:

	2012	2011
Expected dividend yield	—	—
Expected stock price volatility	126%	118%
Risk-free interest rate	1.12%	1.35%
Expected term (in years)	6.0	6.0

A summary of restricted stock outstanding under the stockholder approved plans outstanding as of December 31, 2012 and 2011 and changes during the years then ended is presented below (in thousands):

	2012	2011
Unvested at January 1	4,540	6,623
Issued	10,648	3,424
Vested	(9,788)	(5,502)
Forfeited	(25)	(5)
Unvested at end of period	5,375	4,540

Warrants

On November 10, 2009, pursuant to the merger with Steel Vault, all outstanding Steel Vault warrants were converted into approximately 0.3 million Company warrants. These warrants were granted at exercise prices ranging from $0.60 to $0.88 per share, are fully vested and are exercisable for a period of five years from the vest date. The warrants expire in 2014.

On August 15, 2012, pursuant to the JMJ Financial financing agreement, the Company issued immediately exercisable warrants to purchase 2,777,777 shares of common stock at an initial exercise price of $0.018 per share and are exercisable for a period of five years from the vest date. The warrants expire in 2017.

On November 8, 2012, pursuant to the JMJ Financial financing agreement, the Company issued immediately exercisable warrants to purchase 2,500,000 shares of common stock at an initial exercise price of $0.02 per share and are exercisable for a period of five years from the vest date. The warrants expire in 2017.

On December 19, 2012, pursuant to an advisory agreement with Secure Strategy Group, the Company committed to issue immediately exercisable warrants to purchase 6,000,000 shares of common stock at an initial exercise price of $0.03 per share and are exercisable for a period of five years from the vest date. As of March 31, 2013, the Company has not issued the warrants. The warrants will expire in 2017.

On February 27, 2013, pursuant to the JMJ Financial financing agreement, the Company issued immediately exercisable warrants to purchase 1,704,545 shares of common stock at an initial exercise price of $0.022 per share and are exercisable for a period of five years from the vest date. The warrants expire in 2018.

Stock-Based Compensation

Stock-based compensation expense for awards granted is recognized on a straight-line basis over the requisite service period based on the grant-date fair value. Forfeitures are estimated at the time of grant and require the estimates to be revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company recorded compensation expense related to stock options and restricted stock of approximately $1,722,000 and $3,434,000 for the years ended December 31, 2012 and 2011, respectively. The intrinsic value for all options outstanding was approximately nil and nil as of December 31, 2012 and 2011, respectively.

During the year ended December 31, 2012, the Company issued, under the 2011 Plan, an aggregate of 6,880,000 shares of restricted stock to employees valued between $0.02 and $0.19 per share, and recorded related stock-based compensation of approximately $118,183. During the year ended December 31, 2011, the Company issued, under the VeriChip 2009 Plan, an aggregate of 370,000 shares of restricted stock to employees valued between $0.38 and $0.55 per share, and recorded related stock-based compensation of approximately $2,680,000.

During the year ended December 31, 2012, the Company issued, outside of the approved employee stock incentive plans, an aggregate of 12,580,150 shares of restricted stock and, under the 2011 Plan, an aggregate of 1,300,000 shares of restricted stock to consultants and advisors valued between $0.01 and $0.15 per share and recorded related stock-based compensation of approximately $756,000. During the year ended December 31, 2011, the Company issued, outside of the approved employee stock incentive plans, an aggregate of 2,204,286 shares of restricted stock and, under the 2011 Plan, an aggregate of 850,000 shares of restricted stock to consultants and advisors valued between $0.13 and $0.57 per share and recorded related stock-based compensation of approximately $601,000. Stock compensation expense recorded related to option grants to employees and consultants were $390,000 for the year ended December 31, 2012. Stock compensation expense related to option grants to employees and consultants for the year ended December 31, 2011 was not significant.